Other financial assets (Details 3) - COP ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Financial assets at fair value through profit or loss	$ 6,504,625	$ 6,636,298
AAA [member]
Financial assets at fair value through profit or loss	3,175,727	1,858,665
A1 [member]
Financial assets at fair value through profit or loss	1,149,606	3,060,660
AA+ [member]
Financial assets at fair value through profit or loss	1,067,989	50,192
BBB- [member]
Financial assets at fair value through profit or loss	378,939	0
A [member]
Financial assets at fair value through profit or loss	300,179	0
AA- [member]
Financial assets at fair value through profit or loss	233,668	3,730
A+ [member]
Financial assets at fair value through profit or loss	175,767	0
BBB [member]
Financial assets at fair value through profit or loss	21,835	0
AA [member]
Financial assets at fair value through profit or loss	0	5,289
F1+ [member]
Financial assets at fair value through profit or loss	0	1,636,039
No rating available [member]
Financial assets at fair value through profit or loss	$ 915	$ 21,723